Related Parties-Transactions and Balances - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Labor cost and related expenses	$ 2,253	$ 2,267	$ 2,202
Share-based payments	1,291	1,866	2,075
Other	352	427	406
Key management compensation	$ 3,896	$ 4,560	$ 4,683